12. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		R$ 7,231,781	R$ 7,253,175
Effect of foreign exchange differences		158,649	7,839
Acquisitions and expeditures		1,837	1,427
Transfer to property, plant and equipment		4,633	11,896
Amortization (note 26)		(79,955)	(58,129)
Goodwill - Acquisition 50% CBSI			15,225
Consolidation CBSI on November 30, 2019.			348
Others		(151)
Balance at end		7,316,794	7,231,781
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		7,947,578	7,903,220
Effect of foreign exchange differences
Balance at end		8,263,532	7,947,578
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(606,467)	(540,715)
Effect of foreign exchange differences
Balance at end		(837,408)	(606,467)
Adjustment for accumulated recoverable value [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(109,330)	(109,330)
Effect of foreign exchange differences
Balance at end		(109,330)	(109,330)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		3,606,156	3,590,931
Effect of foreign exchange differences
Acquisitions and expeditures
Transfer to property, plant and equipment
Amortization (note 26)
Goodwill - Acquisition 50% CBSI			15,225
Consolidation CBSI on November 30, 2019.
Balance at end		3,606,156	3,606,156
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		3,846,563	3,831,338
Effect of foreign exchange differences
Balance at end		3,846,563	3,846,563
Goodwill [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(131,077)	(131,077)
Effect of foreign exchange differences
Balance at end		(131,077)	(131,077)
Goodwill [member] | Adjustment for accumulated recoverable value [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(109,330)	(109,330)
Effect of foreign exchange differences
Balance at end		(109,330)	(109,330)
Customer related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		246,139	288,773
Effect of foreign exchange differences		94,998	4,711
Acquisitions and expeditures			0
Transfer to property, plant and equipment			0
Amortization (note 26)		(63,096)	(47,345)
Goodwill - Acquisition 50% CBSI
Consolidation CBSI on November 30, 2019.
Balance at end		278,041	246,139
Customer related intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		585,407	573,614
Effect of foreign exchange differences
Balance at end		823,540	585,407
Customer related intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(339,268)	(284,841)
Effect of foreign exchange differences
Balance at end		(545,499)	(339,268)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		53,859	54,972
Effect of foreign exchange differences		584	3
Acquisitions and expeditures		1,837	1,387
Transfer to property, plant and equipment		633	7,808
Amortization (note 26)		(11,248)	(10,657)
Goodwill - Acquisition 50% CBSI
Consolidation CBSI on November 30, 2019.			346
Balance at end		45,665	53,859
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		171,152	161,067
Effect of foreign exchange differences
Balance at end		182,059	171,152
Software [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		(117,293)	(106,095)
Effect of foreign exchange differences
Balance at end		(136,394)	(117,293)
Trademarks and patents [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		153,103	150,009
Effect of foreign exchange differences		62,429	3,092
Acquisitions and expeditures
Transfer to property, plant and equipment
Amortization (note 26)
Goodwill - Acquisition 50% CBSI
Consolidation CBSI on November 30, 2019.			2
Balance at end		215,532	153,103
Trademarks and patents [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		153,103	150,009
Effect of foreign exchange differences
Balance at end		215,532	153,103
Trademarks and patents [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning
Effect of foreign exchange differences
Balance at end
Rights and Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	[1]	3,170,960	3,166,999
Effect of foreign exchange differences	[1]
Acquisitions and expeditures	[1]
Transfer to property, plant and equipment	[1]	4,000	4,088
Amortization (note 26)	[1]	(5,611)	(127)
Goodwill - Acquisition 50% CBSI	[1]
Consolidation CBSI on November 30, 2019.	[1]
Balance at end	[1]	3,169,349	3,170,960
Rights and Licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	[1]	3,189,789	3,185,701
Effect of foreign exchange differences
Balance at end	[1]	3,193,787	3,189,789
Rights and Licenses [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	[1]	(18,829)	(18,702)
Effect of foreign exchange differences
Balance at end	[1]	(24,438)	(18,829)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		1,564	1,491
Effect of foreign exchange differences		638	33
Acquisitions and expeditures			40
Others		(151)
Balance at end		2,051	1,564
Other [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		1,564	1,491
Effect of foreign exchange differences
Balance at end		2,051	1,564
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning
Effect of foreign exchange differences
Balance at end

[1]	Composed mainly of mining rights. Amortization is based on production volume.